Note 16 - Tax Expense - Income Tax Components (Details) - USD ($) $ in Thousands		3 Months Ended																							12 Months Ended
	Jan. 01, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Current tax																									$ 15,310	$ 7,642		$ 9,932		$ 9,051		$ 9,492		$ 7,311
Income tax - current year																									14,382	4,821		8,707		8,769		8,969		6,802
Income tax - change in tax estimate																									0	1,944		(46)		(168)		(54)		29
Withholding tax - current year																									928	867		1,271		450		577		480
Acquisition of Bilboes Gold tax liability																									0	(10)		0		0		0		0
Deferred tax expense																									2,179	5,168		4,427	[1]	4,753	[1]	3,039	[1]	3,616	[1]
Origination and reversal of temporary differences																									2,179	5,168		4,427	[1]	4,753	[1]	3,039	[1]	3,616	[1]
Tax expense - recognised in profit or loss	$ 10,927	$ 4,600	$ 5,151	$ 2,530	$ 4,258	$ 3,777	$ 2,395	$ 2,380	$ (684)	$ 4,456	$ 5,819	$ 4,768	$ 3,738	$ 4,203	$ 3,511	$ 2,352	$ 1,950	$ 4,995	$ 3,514	$ 2,072	$ 2,328	$ 3,861	$ 8,141	$ (3,403)	17,489	12,810	[1],[2]	14,359	[1],[2]	13,804	[1],[2]	12,531	[1],[2]	10,927	[1],[2]
Income tax - current year																									0	0		0		0		0		0
Tax expense																									17,489	12,810		14,359	[1]	13,804	[1]	12,531	[1]	10,927	[1]
Bilboes Gold [member]
Statement Line Items [Line Items]
Acquisition of Bilboes Gold tax liability																									$ 0	$ 10		$ 0		$ 0		$ 0		$ 0

[1]	Unaudited and restated. Refer to note 2.2 and note 41.
[2]	Refer to note 41.